CONSOLIDATED BALANCE SHEET - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
CONSOLIDATED BALANCE SHEET
Intangible assets	$ 356	$ 636
Investment in joint venture	301	301
Equity financial assets, at FVOCI		23,132
Derivative financial instruments	3,055	7,469
Finance lease receivables	10,324	2,882
Other receivables	3,812	7,980
Deferred tax assets	5,321	1,644
Total other non-current assets	22,813	43,408
Vessels and dry docking	2,365,965	2,381,821
Right-of-use assets	116,742	216,272
Other property, plant and equipment	433	354
Property, plant and equipment	2,483,140	2,598,447
Total non-current assets	2,506,309	2,642,491
Inventories	123,885	76,706
Trade and other receivables	231,207	202,921
Equity financial assets, at FVOCI	11,710
Equity financial assets, at FVPL	1,597	2,769
Derivative financial instruments	25,956	74,571
Finance lease receivables	7,220	8,283
Assets held-for-sale		32,998
Cash and cash equivalents	242,009	279,681
Total current assets	643,584	677,929
Total assets	3,149,893	3,320,420
Share capital	619,868	619,868
Treasury shares	(50,372)	(48,387)
Other reserves	655,303	667,756
Retained earnings	605,203	565,794
Shareholders' equity	1,830,002	1,805,031
Non-controlling interests	95,551	132,463
Total shareholders' equity	1,925,553	1,937,494
Borrowings	730,394	711,664
Lease liabilities	72,836	60,588
Derivative financial instruments	411	569
Total non-current liabilities	803,641	772,821
Borrowings	122,709	230,344
Lease liabilities	64,303	170,700
Derivative financial instruments	24,398	25,527
Current income tax liabilities	1,520	14,470
Trade and other payables	207,769	169,064
Total current liabilities	420,699	610,105
Total liabilities	1,224,340	1,382,926
Total shareholders' equity and liabilities	$ 3,149,893	$ 3,320,420